Offerings - Offering: 1	Aug. 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 471,158,964.1
Fee Rate	0.01531%
Amount of Registration Fee	$ 72,134.44
Offering Note
*
The transaction valuation is estimated for purposes of calculating the amount of the filing fee only. The transaction valuation was estimated by adding: (i) the product of (A) the sum of (1) 44,205,398 shares of common stock, par value $0.001 per share (the “Shares”) of iTeos Therapeutics, Inc. (“iTeos”), issued and outstanding; (2) 1,104,984 Shares subject to outstanding restricted stock units; and (B) $10.13, the average of the high and low sales prices per Share on July 30, 2025, as reported by the Nasdaq Stock Market LLC (which, for the purposes of calculating the filing fee only, shall be deemed to be the “Reference Price”); (ii) the product of (A) 2,959,804, the number of Shares issuable upon the exercise of in-the-money stock options; and (B) $4.10, the difference between the Reference Price and $6.02, the weighted average exercise price of such options. All Share amounts are based on information provided by iTeos as of July 28, 2025.

**
The amount of the filing fee was calculated in accordance with Rule 0-11 of the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory #1 for fiscal year 2025 beginning on October 1, 2024, issued on August 20, 2024, by multiplying the transaction valuation by 0.00015310.